Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 8,322,274	$ 6,626,943
Cost of sales	2,845,833	2,698,364
Gross profit	5,476,441	3,928,579
Operating expenses:
General and administrative	8,813,291	6,460,800
Sales and marketing	1,309,353	380,835
Total operating expenses	10,122,644	6,841,635
Loss from operations	(4,646,203)	(2,913,056)
Other income (expense):
Interest expense	(25,375)	(63,404)
Loss on exchange of warrants and debt	0	(94,214)
Change in fair value of derivatives and notes payable carried at fair value, net	7,845,214	(251,847)
Other income (expense), net	10,428	529
Total other income (expense)	7,830,267	(408,936)
Net income (loss)	$ 3,184,064	$ (3,321,992)
Weighted average common shares outstanding – basic	52,327,088	12,400,366
Basic income (loss) per common share	$ 0.06	$ (0.27)
Weighted average common shares outstanding – diluted	63,400,080	12,400,366
Diluted income (loss) per common share	$ 0.05	$ (0.27)